Acquisitions and Other Transactions (Agila Specialties) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2013
Business Acquisition [Line Items]
Cash paid for acquisitions, net	$ (50.0)	$ (1,261.9)	$ 0
Payments for contingent consideration	150.0	0	0
Purchase consideration, contingent consideration	470.0
Payment to acquire intangible assets	383
Purchase price allocation, goodwill	4,049.3	4,340.5	3,515.6
Agila Specialties
Business Acquisition [Line Items]
Acquisition purchase price				1,430.0
Cash paid for acquisitions, net				(3.4)
Purchase consideration, contingent consideration, maximum	211			250
Payments for contingent consideration	150.0
Purchase consideration, contingent consideration				230.0
Rate used to discount net cash inflows to present values				13.00%
Research and development in process, expect completion cost	30
Identified intangible assets				280.0
Equity method investment				152.8
Payment to acquire intangible assets	120
Purchase price allocation, goodwill				936.6
Amount of goodwill expected to be tax deductible	711
Acquisition related costs		49.8
Agila Specialties | Equity method investments
Business Acquisition [Line Items]
Equity method investment				125.0
Agila Specialties | Sagent Agila | Equity method investments
Business Acquisition [Line Items]
Equity method investment, ownership percentage				50.00%
Agila Specialties | Product rights and licenses
Business Acquisition [Line Items]
Identified intangible assets				221.0
Acquired intangible assets, weighted average useful life, in years				8 years
Agila Specialties | Customer relationships
Business Acquisition [Line Items]
Identified intangible assets				59.0
Acquired intangible assets, weighted average useful life, in years				5 years
Agila Specialties | Other operating (income) expense
Business Acquisition [Line Items]
Gain recognized related to contingent consideration	$ 80.0